Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

March 10, 2016

Office of Filings, Information & Consumer Services

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:

Registrant Statement on Form N-1A Filing for

Global Income Builder Portfolio (the “Portfolio”)

(File No. 811-23145) (the “Registration Statement”)

Dear Sir or Madam:

On behalf of the above-referenced Portfolio, transmitted herewith for filing pursuant to (1) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8 thereunder, (2) Regulation S-T and (3) the General Instructions to Form N-1A, is the Portfolio’s Registration Statement on Form N-1A under the 1940 Act, including Exhibits.  The Registration Statement transmitted herewith contains a conformed signature page, the manually signed original of which is maintained at the office of the Portfolio.  Concurrently with this filing, the Portfolio is filing electronically a Notification of Registration on Form N-8A.

The Portfolio is a newly organized, open-end management investment company.  Interests in the Portfolio are not being registered under the Securities Act of 1933, as amended (the “1933 Act”), because such interests will be issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the 1933 Act.  Investments in the Portfolio may be made only by U.S. and foreign investment companies, common or commingled trust funds, organizations or trusts described in Sections 401(a) or 501(a) of the Internal Revenue Code, or similar organizations or entities that are “accredited investors” within the meaning of Regulation D under the 1933 Act.

Please contact me at (617) 672-8655 if you have any questions or comments concerning the Registration Statement.

Very truly yours,

/s/ Jeanmarie Valle Lee

Jeanmarie Valle Lee, Esq.

Vice President